Accounting Policies - Revenue Recognition (Details)	12 Months Ended
Dec. 31, 2023
Investment Management Agreement | Minimum
Related Party Transaction [Line Items]
Management fee percentage	1.00%
Investment Management Agreement | Maximum
Related Party Transaction [Line Items]
Management fee percentage	2.00%
Investment Management Agreement, Carried Interest Allocation
Related Party Transaction [Line Items]
Minimum return percentage	8.00%
Investment Management Agreement, Carried Interest Allocation | Minimum
Related Party Transaction [Line Items]
Management fee percentage	10.00%
Investment Management Agreement, Carried Interest Allocation | Maximum
Related Party Transaction [Line Items]
Management fee percentage	20.00%